DE-SPAC (Details) - EUR (€)		12 Months Ended
	Apr. 30, 2024	Dec. 31, 2024
Disclosure of detailed information about business combination [line items]
Share listing expenses		€ 71,630,000
SCHMID Group N.V | Pegasus
Disclosure of detailed information about business combination [line items]
Number of shares issued	7,843,501
Number of warrants issued	17,000,000	21
Fair value of identifiable net assets	€ 3,500,000	€ 3,529,000
Cash	47,700,000
Current liabilities assumed	10,600,000	9,300,000
Warrant liabilities assumed	1,400,000	5,300,000
Deferred underwriting commissions assumed	2,300,000
Share listing expenses	71,600,000	€ 71,630,000
Incremental transaction costs directly attributable to the issuance of new shares	€ 4,600,000